Average Annual Total Returns	12 Months Ended	22 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	5.59%
BATS: High Income Taxable Series
Prospectus [Line Items]
Average Annual Return, Percent	7.61%	7.03%
Performance Inception Date		Mar. 06, 2024
BATS: High Income Taxable Series | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.84%	4.13%
Performance Inception Date		Mar. 06, 2024
BATS: High Income Taxable Series | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.47%	4.13%
Performance Inception Date		Mar. 06, 2024